Employee Benefit Obligations - Summary of Main Categories of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Equity instruments (variable income)	$ 321,268	$ 233,854
Fixed-income assets	2,557,928	2,418,502
Real estate investments	121,194	145,879
Other	90,472	121,266
Total	$ 3,090,862	$ 2,919,501	$ 751,669
Equity instruments (variable income)	10.39%	8.01%
Fixed-income assets	82.76%	82.84%
Real estate investments	3.92%	5.00%
Other	2.93%	4.15%
Total	100.00%	100.00%